Equity	12 Months Ended
Dec. 31, 2011
Equity:
Equity

18.            EQUITY

(a)            Capital stock

The capital stock of Mechel OAO consists of 497,969,086 authorized common shares with par value of 10 Russian rubles (approximately $0.0003), of which 416,270,745 common shares were outstanding as of December 31, 2011 and 2010.

(b)            Preferred shares

On April 30, 2008, Mechel’s Extraordinary Shareholders’ Meeting adopted changes to its Charter, authorizing up to 138,756,915 preferred shares with a nominal value of 10 Russian rubles each for future issuances (representing 25% of the Mechel OAO’s share capital). Under the Russian law and the Mechel OAO’s Charter, these stocks are non-cumulative and have no voting rights, unless dividends are not paid in the year. The dividend yield is also fixed by the Charter and amounts to 0.2% of Mechel’s consolidated net income per 1% of preferred stocks issued.

On May 7, 2009, the Group transferred 83,254,149 preferred shares to the sellers of the BCG Companies as a part of purchase consideration. As of the acquisition date, the estimated value of the preferred shares amounted to $496,159 (refer to Note 3(e)). An excess of the appraised value of the preferred shares over their par value was accounted for as additional paid-in capital.

(c)            Dividends

In accordance with applicable legislation, Mechel and its subsidiaries can distribute all profits as dividends or transfer them to reserves. Dividends may only be declared from accumulated undistributed and unreserved earnings as shown in the statutory financial statements of both Russian and foreign Group’s subsidiaries. Dividends from Russian companies are generally subject to a 9% withholding tax for residents and 15% for non-residents, which can be reduced or eliminated if paid to foreign owners under certain applicable double tax treaties.

Effective January 1, 2008, intercompany dividends may be subject to a withholding tax of 0% (if at the date of dividends declaration, the dividend-recipient Russian company held a controlling (over 50%) interest in the share capital of the dividend payer for a period over one year, if the cost of acquisition of shares of the company paying dividends exceeded 500 million Russian rubles and the residence of the dividend distribution company is not included into the Ministry of Finance offshore list). Before 2011, dividends received by the Russian entities were subject to a profit tax of 0% only when all the relevant criteria described above were satisfied; otherwise the tax rate was 9%. One of the criteria was that the cost of the acquisition or receipt of ownership of the holding in the charter capital of the organization paying the dividends or depositary receipts conferring the right to receive dividends exceeds 500 million Russian rubles. This criterion was abolished by the Federal Law starting from January 1, 2011 in relation to the dividends accrued on the basis of results of the activities of organizations for 2010 and subsequent periods. Approximately $9,397,863 and $8,671,776 of statutory undistributed earnings were available for dividends as of December 31, 2011 and 2010, respectively.

On June 30, 2010, Mechel declared a dividend of 727.6 million Russian rubles ($23,325) to its shareholders for 2009, out of which $8,780 was subject to the distribution to the holders of preferred shares. During July-December 2010, the dividends declared for 2009 were paid in full amount.

On June 6, 2011, Mechel declared a dividend of 5,816 million Russian rubles ($208,650) to its shareholders for 2010, out of which $78,281 was subject to the distribution to the holders of preferred shares. During July-December 2011, the dividends declared for 2010 were paid in full amount.

(d)            Earnings per share

Net income per common share for all periods presented was determined in accordance with FASB ASC 260, “Earnings Per Share” (“ASC 260”), by dividing income available to shareholders by the weighted average number of shares outstanding during the three years ended December 31:

	2011	2010	2009
Net income (loss) available to common shareholders	649,604	648,433	(60,757)
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745
Earnings (loss) per common share (in U.S. dollars)	1.56	1.56	(0.15)

Net income attributable to common shareholders of Mechel OAO for the years ended December 31, 2011 and 2010 has been computed by deducting the dividends on preferred shares for the years then ended, declared on June 30, 2011 and 2010, in the amount of $78,281and $8,780, respectively, from net income attributable to shareholders of Mechel OAO.

The total weighted-average number of common shares outstanding during the period was as follows:

Dates outstanding	Sharesoutstanding	Fraction ofperiod (days)	Weighted-average number of shares

2009:
Common shares: January 1-December 31	416,270,745	365	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745

2010:
Common shares: January 1-December 31	416,270,745	365	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745
2011:
Common shares: January 1-December 31	416,270,745	365	416,270,745
Total weighted average shares outstanding during the period	416,270,745		416,270,745

There were no dilutive securities issued as of December 31, 2011, 2010 and 2009.

(e)            Acquisitions of non-controlling interests

In February-December 2010, the Group purchased 0.71% of SKCC from non-controlling shareholders for $16,505 paid in cash. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired, of $11,558, was attributed to additional paid-in capital.

On different dates from January through December 2011, the Group acquired 0.02% of voting shares of SKCC from third parties for $283 paid in cash. The purchase of non-controlling interest in SKCC was accounted for as an equity transaction and was recorded in the consolidated financial statements for the year ended December 31, 2011.